UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4323

                           IXIS Advisor Funds Trust I
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                           Coleen Downs Dinneen, Esq.
                    IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 449-2810

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM I      SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
           CGM ADVISOR TARGETED EQUITY FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Common Stocks -- 99.3% of Total Net Assets

                Biotechnology  -- 5.8%
      100,000   Amgen, Inc.(a)                               $    7,967,000
      449,000   Genentech, Inc.(a)                               37,810,290
                                                             --------------
                                                                 45,777,290
                                                             --------------

                Cosmetics & Personal Care -- 5.3%
      700,000   Procter & Gamble Co.                             41,622,000
                                                             --------------

                Diversified Financial Services -- 5.0%
      360,000   Legg Mason, Inc.                                 39,488,400
                                                             --------------

                Health Care - Products -- 3.3%
      405,000   Johnson & Johnson                                25,628,400
                                                             --------------

                Insurance -- 10.1%
      865,000   Aflac, Inc.                                      39,184,500
      650,000   American International Group,
                Inc.                                             40,274,000
                                                             --------------
                                                                 79,458,500
                                                             --------------

                Internet -- 2.1%
       53,000   Google, Inc., Class A(a)                         16,772,380
                                                             --------------

                Miscellaneous - Manufacturing -- 3.2%
      740,000   General Electric Co.                             24,915,800
                                                             --------------

                Oil & Gas -- 26.1%
      630,000   BP PLC, Sponsored ADR                            44,635,500
      970,000   ConocoPhillips                                   67,812,700
      499,000   Occidental Petroleum Corp.                       42,629,570
      374,000   Total SA, Sponsored ADR                          50,796,680
                                                             --------------
                                                                205,874,450
                                                             --------------

                Oil & Gas Services -- 17.7%
      660,000   Baker Hughes, Inc.                               39,388,800
      845,000   Halliburton Co.                                  57,899,400
      500,000   Schlumberger, Ltd.                               42,190,000
                                                             --------------
                                                                139,478,200
                                                             --------------

                Pharmaceuticals -- 4.4%
      750,000   Wyeth Corp.                                      34,702,500
                                                             --------------

                Restaurants -- 4.9%
      797,000   Yum! Brands, Inc.                                38,582,770
                                                             --------------

                Semiconductors -- 1.5%
      490,000   Intel Corp.                                      12,078,500
                                                             --------------

                Telecommunications -- 4.4%
    1,320,000   America Movil SA de CV, Series L,
                ADR                                              34,742,400
                                                             --------------

                Tobacco -- 5.5%
      588,000   Altria Group, Inc.                               43,341,480
                                                             --------------
                Total Common Stocks
                (Identified Cost $655,075,852)                  782,463,070
                                                             --------------

Principal
  Amount        Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Short-Term Investment -- 0.9%

                Commercial Paper -- 0.9%
$   7,435,000   American Express Credit Corp.,
                3.80%, 10/03/2005
                (Identified Cost $7,435,000)                 $    7,435,000
                                                             --------------

                Total Investments -- 100.2%
                (Identified Cost $662,510,852)(b)               789,898,070
                Other assets less liabilities --(0.2%)           (1,556,358)
                                                             --------------
                Total Net Assets -- 100%                     $  788,341,712
                                                             ==============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

     At September 30, 2005, the net unrealized appreciation on investments based on cost of $662,510,852 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess of
     value over tax cost.                                    $  131,931,331
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of
     tax cost over value.                                        (4,544,113)
                                                             --------------
     Net unrealized appreciation                             $  127,387,218
                                                             ==============

--------------------------------------------------------------------------------
     CGM ADVISOR TARGETED EQUITY FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

     At December 31, 2004, the Fund had a capital loss carryover of approximately $141,323,294 which expires on December 31, 2010. This amount may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

--------------------------------------------------------------------------------
            HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Common Stocks -- 97.9% of Total Net Assets

                Australia -- 1.7%
       65,500   Westpac Banking Corp.                        $    1,054,504
       45,547   Woodside Petroleum, Ltd.                          1,251,085
                                                             --------------
                                                                  2,305,589
                                                             --------------

                Brazil -- 2.7%
       20,600   Aracruz Celulose SA                                 835,948
       14,000   Banco Bradesco SA, Sponsored ADR                    684,880
       20,800   Cia Energetica de Minas Gerais,
                Sponsored ADR                                       792,064
       18,760   Petroleo Brasileiro SA, ADR                       1,341,152
                                                             --------------
                                                                  3,654,044
                                                             --------------

                Canada -- 3.2%
       28,200   Alcan, Inc.                                         894,786
       49,181   Celestica, Inc.(a)                                  556,237
       27,300   Manulife Financial Corp.                          1,455,636
       22,764   Suncor Energy, Inc.                               1,377,905
                                                             --------------
                                                                  4,284,564
                                                             --------------

                China -- 1.0%
    1,778,410   Denway Motors, Ltd.                                 641,934
      417,951   Ping An Insurance Group Co. of
                China, Ltd.                                         727,378
                                                             --------------
                                                                  1,369,312
                                                             --------------

                Denmark -- 1.4%
       76,600   Vestas Wind Systems A/S(a)                        1,850,927
                                                             --------------

                Finland -- 1.6%
       45,980   Nokia OYJ                                           770,564
       43,300   Nokia OYJ, Sponsored ADR                            732,203
       20,800   Tietoenator OYJ                                     698,911
                                                             --------------
                                                                  2,201,678
                                                             --------------

                France -- 11.4%
       30,320   Axa                                                 832,534
       12,500   BNP Paribas                                         950,490
       28,100   Bouygues SA                                       1,306,344
       18,880   Carrefour SA                                        868,862
        9,800   Cie Generale d'Optique Essilor
                International SA                                    811,750
       21,500   France Telecom SA                                   617,234
        6,600   Groupe Danone                                       711,330
        9,001   L'Oreal SA                                          697,414
        8,900   Sanofi-Aventis                                      735,596
       21,830   Schneider Electric SA                             1,724,233
       19,940   Suez SA                                             576,524
       15,600   Technip SA                                          923,463
       40,900   Thomson                                             850,641
        4,840   Total SA                                          1,321,416
       10,000   Total SA, Sponsored ADR                           1,358,200
       23,700   Veolia Environnement                              1,000,359
        8,000   Vivendi Universal                                   261,214
                                                             --------------
                                                                 15,547,604
                                                             --------------

                Germany -- 5.5%
        3,750   Adidas-Salomon AG                                   651,803
       10,664   Allianz AG                                        1,440,229
       14,520   Deutsche Bank AG                                  1,358,422

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Germany - continued
       11,310   E.ON AG                                      $    1,039,210
        9,210   Linde AG                                            678,730
       15,900   SAP AG, Sponsored ADR                               688,947
       14,480   Schering AG                                         915,653
        9,300   Siemens AG                                          716,668
                                                             --------------
                                                                  7,489,662
                                                             --------------

                Greece -- 0.3%
       15,300   Folli - Follie SA                                   459,842
                                                             --------------

                Hong Kong -- 3.3%
      186,400   Esprit Holdings, Ltd.                             1,393,717
      146,950   Hutchison Whampoa, Ltd.                           1,521,198
      718,730   Johnson Electric Holdings, Ltd.                     690,276
      522,217   Shangri-La Asia, Ltd.                               844,881
                                                             --------------
                                                                  4,450,072
                                                             --------------

                India -- 1.5%
       22,200   HDFC Bank, Ltd., ADR                              1,136,640
       12,000   Infosys Technologies, Ltd.,
                Sponsored ADR                                       891,360
                                                             --------------
                                                                  2,028,000
                                                             --------------

                Indonesia -- 0.4%
    1,179,800   PT Indosat Tbk                                      608,263
                                                             --------------

                Israel -- 0.6%
       24,400   Teva Pharmaceutical Industries,
                Ltd., Sponsored ADR                                 815,448
                                                             --------------

                Italy -- 3.1%
       43,820   ENI-Ente Nazionale Idrocarburi SpA                1,301,733
       49,440   Saipem SpA                                          833,898
      362,900   UniCredito Italiano SpA                           2,046,147
                                                             --------------
                                                                  4,181,778
                                                             --------------

                Japan -- 16.4%
       62,000   Asahi Glass Co., Ltd.                               650,018
      110,000   Bank of Yokohama, Ltd. (The)                        837,588
       32,100   Canon, Inc.                                       1,732,157
       15,000   Chugoku Bank                                        204,137
       52,200   Denso Corp.                                       1,511,778
       42,400   JS Group Corp.                                      721,472
      468,000   Kawasaki Heavy Industries, Ltd.                   1,182,359
        3,200   Keyence Corp.                                       803,944
      190,000   Marubeni Corp.                                      883,099
       19,000   Nidec Corp.                                       1,122,271
       61,500   Nissan Motor Co., Ltd.                              701,620
       15,600   Nitto Denko Corp.                                   877,500
       51,000   Nomura Holdings, Inc.                               790,590
        6,600   ORIX Corp.                                        1,191,021
       41,700   Pioneer Corp.                                       593,197
       98,000   Sharp Corp.                                       1,418,239
       44,000   Shionogi & Co., Ltd.                                598,416
       11,300   SMC Corp.                                         1,503,019
          172   Sumitomo Mitsui Financial
                Group, Inc.                                       1,620,070
      171,000   Sumitomo Trust & Banking Co.,
                Ltd. (The)                                        1,405,933
       16,600   Takeda Pharmaceutical Co., Ltd.                     987,817

--------------------------------------------------------------------------------
      HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Japan - continued
       21,800   Toyota Motor Corp.                           $      997,887
                                                             --------------
                                                                 22,334,132
                                                             --------------

                Mexico -- 0.6%
       15,300   Wal-Mart de Mexico SA de CV                         774,945
                                                             --------------

                Netherlands -- 3.5%
       35,461   ABN AMRO Holding NV                                 849,641
       15,780   Akzo Nobel NV                                       688,068
       58,900   ASML Holding NV,  ADR(a)                            972,439
       28,628   ING Groep NV                                        852,843
       28,290   Koninklijke Philips Electronics NV                  751,967
       39,900   STMicroelectronics NV                               686,419
                                                             --------------
                                                                  4,801,377
                                                             --------------

                Republic of Korea -- 3.9%
       15,100   Kookmin Bank                                        889,938
       15,500   Kookmin Bank, Sponsored ADR                         918,375
       14,460   LG Chem, Ltd.                                       622,189
        2,272   Samsung Electronics Co., Ltd.                     1,280,245
        3,300   Samsung Electronics Co., Ltd.,
                GDR, 144A                                           938,850
        1,900   Shinsegae Co., Ltd.                                 704,648
                                                             --------------
                                                                  5,354,245

                Russia -- 1.0%
       24,400   LUKOIL, Sponsored ADR                             1,410,808
                                                             --------------

                Singapore -- 1.7%
      175,140   DBS Group Holdings, Ltd.                          1,634,792
       90,470   Singapore Airlines, Ltd.                            619,987
                                                             --------------
                                                                  2,254,779
                                                             --------------

                South Africa -- 0.5%
      290,220   Old Mutual PLC                                      710,025
                                                             --------------

                Spain -- 4.5%
       89,500   Banco Bilbao Vizcaya Argentaria SA                1,569,839
      166,000   Banco Santander Central Hispano SA                2,181,249
       86,200   Telefonica Moviles SA                               956,502
       88,489   Telefonica SA                                     1,448,916
                                                             --------------
                                                                  6,156,506
                                                             --------------

                Sweden -- 0.5%
       30,000   Svenska Handelsbanken                               694,140
                                                             --------------

                Switzerland -- 8.6%
      128,410   ABB, Ltd.(a)                                        938,581
       10,000   Ciba Specialty Chemicals AG                         589,917
       22,761   Credit Suisse Group                               1,007,692
       17,580   Lonza Group AG                                    1,037,753
        5,477   Nestle SA                                         1,603,850
        3,650   Nobel Biocare Holding AG                            860,151
       40,210   Novartis AG                                       2,039,626
        6,660   Roche Holding AG                                    925,222
        1,020   Serono SA, Class B                                  670,674
          903   Sika AG(a)                                          687,934

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Switzerland - continued
       15,400   UBS AG                                       $    1,308,866
                                                             --------------
                                                                 11,670,266
                                                             --------------

                Taiwan -- 0.5%
      432,053   Taiwan Semiconductor
                Manufacturing Co., Ltd.                             693,930
                                                             --------------

                United Kingdom -- 18.5%
       18,000   AstraZeneca PLC                                     836,309
       94,518   Barclays PLC                                        954,955
       54,211   BHP Billiton PLC                                    875,581
       30,000   BP PLC                                              356,264
       16,200   BP PLC, Sponsored ADR                             1,147,770
      151,200   British Sky Broadcasting PLC                      1,494,311
      153,690   Compass Group PLC                                   558,925
       31,251   Exel PLC                                            676,117
       35,595   GlaxoSmithKline PLC                                 905,040
      265,060   Group 4 Securicor PLC(a)                            706,892
      313,581   Hays PLC                                            678,711
      142,533   HBOS PLC                                          2,145,026
       58,800   HSBC Holdings PLC                                   950,737
       71,312   ICAP PLC                                            460,211
       36,000   Johnson Matthey PLC                                 750,932
      115,399   Kingfisher PLC                                      439,511
       78,601   Lloyds TSB Group PLC                                647,230
       24,300   Man Group Plc                                       709,545
       22,772   Reckitt Benckiser PLC                               693,437
       64,942   Royal Bank of Scotland Group PLC                  1,842,448
      295,670   Signet Group PLC                                    534,373
       98,300   Smith & Nephew PLC                                  825,038
       59,100   Smiths Group PLC                                    999,355
       31,780   Standard Chartered PLC                              685,321
      223,257   Tesco PLC                                         1,218,370
       68,310   Unilever PLC                                        713,049
      463,346   Vodafone Group PLC                                1,205,066
       45,600   Vodafone Group PLC, Sponsored ADR                 1,184,232
                                                             --------------
                                                                 25,194,756
                                                             --------------
                Total Common Stocks
                (Identified Cost $111,414,063)                  133,296,692
                                                             --------------
Preferred Stocks -- 0.7%

                Brazil -- 0.7%
       24,389   Companhia de Bebidas das
                Americas, ADR
                (Identified Cost $589,498)                          906,782
                                                             --------------

--------------------------------------------------------------------------------
      HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

Principal
  Amount        Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Short-Term Investment -- 1.4%
$   1,854,148   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005 at
                1.750% to be repurchased at
                $1,854,419 on 10/03/2005,
                collateralized by $1,900,000
                U.S. Treasury Note, 4.000% due
                9/30/2007 valued at $1,895,250(d)

                (Identified Cost $1,854,148)                      1,854,148
                                                             --------------
                Total Investments -- 100.0%
                (Identified Cost $113,857,709)(b)               136,057,622
                Other assets less liabilities -- 0.0%                39,318
                                                             --------------
                Total Net Assets -- 100%                     $  136,096,940
                                                             ==============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. Securities traded on a foreign exchange will be valued at their market price on the non-U.S. exchange. The value of other securities principally traded outside the United States will be computed as of the completion of substantial trading for the day on the markets on which such securities principally trade. Occasionally, events affecting the value of securities principally traded outside the United States may occur between the completion of substantial trading of such securities for the day and the close of the Exchange, which events would not be reflected in the computation of the Fund's net asset value. If, in the determination of the Board of Trustees or persons acting at their direction, events materially affecting the value of the Fund's securities occur during such period, then these securities may be fair valued at the time the Fund determines its net asset value by or pursuant to procedures approved by the Board of Trustees. When fair valuing its securities, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities market activity and/or significant events that occur after the close of the local market and before the time the Fund's net asset value is calculated. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

     At September 30, 2005, the net unrealized appreciation on investments based on cost of $113,857,709 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess of
     value over tax cost.                                    $   24,471,135
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of
     tax cost over value.                                        (2,271,222)
                                                             --------------
     Net unrealized appreciation                             $   22,199,913
                                                             ==============

     At December 31, 2004, the Fund had a capital loss carryover of approximately $8,938,160 of which $1,066,443 expires on December 31, 2009 and $7,871,717 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     Pursuant to IRS Regulations, for the year ended December 31, 2004, the Fund has elected to defer $9,235 of foreign currency losses attributable to Post-October losses.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

--------------------------------------------------------------------------------
      HANSBERGER INTERNATIONAL FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

144A Securities exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of this security amounted to $938,850 or 0.7% of net assets.

ADR/GDR An American Depositary Receipt (ADR) or Global Depositary Receipt (GDR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs and GDRs are significantly influenced by trading on exchanges not located in the United States.

--------------------------------------------------------------------------------
           IXIS U.S. DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Common Stocks -- 98.3% of Total Net Assets

                Advertising -- 1.2%
       34,775   Getty Images, Inc.(a)                        $    2,992,041
       71,675   R.H. Donnelley Corp.(a)                           4,534,161
                                                             --------------
                                                                  7,526,202
                                                             --------------

                Aerospace & Defense -- 1.5%
       29,925   Armor Holdings, Inc.(a)                           1,287,074
       30,900   Boeing Co. (The)                                  2,099,655
       27,100   Lockheed Martin Corp.                             1,654,184
      116,400   Raytheon Co.                                      4,425,528
                                                             --------------
                                                                  9,466,441
                                                             --------------

                Apparel -- 0.7%
       32,875   Carter's, Inc.(a)                                 1,867,300
       46,100   Coach, Inc.(a)                                    1,445,696
       15,400   Nike, Inc., Class B                               1,257,872
                                                             --------------
                                                                  4,570,868
                                                             --------------

                Banks -- 3.7%
       28,525   Banc Corp. (The)(a)                                 308,070
       38,100   Bank of America Corp.                             1,604,010
       98,025   BOK Financial Corp.                               4,721,864
       51,875   City National Corp.                               3,635,919
      146,475   Colonial BancGroup, Inc.                          3,281,040
       84,506   Dearborn Bancorp, Inc.(a)                         2,171,804
       93,575   East West Bancorp, Inc.                           3,185,293
       62,600   South Financial Group (The), Inc.                 1,680,184
      100,000   U.S. Bancorp                                      2,808,000
                                                             --------------
                                                                 23,396,184
                                                             --------------

                Beverages -- 1.0%
       21,400   Coca-Cola Co. (The)                                 924,266
       70,800   Diageo PLC, Sponsored ADR                         4,107,108
       23,250   PepsiCo, Inc.                                     1,318,508
                                                             --------------
                                                                  6,349,882
                                                             --------------

                Biotechnology -- 1.5%
       38,600   Amgen, Inc.(a)                                    3,075,262
       25,175   Celgene Corp.(a)                                  1,367,506
       30,100   Genzyme Corp.(a)                                  2,156,364
       66,000   Human Genome Sciences, Inc.(a)                      896,940
       44,450   Protein Design Labs, Inc.(a)                      1,244,600
       29,800   Vertex Pharmaceuticals, Inc.(a)                     657,668
                                                             --------------
                                                                  9,398,340
                                                             --------------

                Building Materials -- 1.6%
      319,150   Comfort Systems USA, Inc.                         2,811,711
      154,300   Masco Corp.                                       4,733,924
       55,000   Texas Industries, Inc.                            2,992,000
                                                             --------------
                                                                 10,537,635
                                                             --------------

                Chemicals -- 2.7%
       34,100   Air Products & Chemicals, Inc.                    1,880,274
      135,350   Airgas, Inc.                                      4,010,420
       51,300   Cytec Industries, Inc.                            2,225,394
       66,500   Dow Chemical Co. (The)                            2,771,055
       39,300   Du Pont (E.I.) de Nemours & Co.                   1,539,381
      100,625   Lyondell Chemical Co.                             2,879,888

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Chemicals - continued
       45,900   Praxair, Inc.                                $    2,199,987
                                                             --------------
                                                                 17,506,399
                                                             --------------

                Commercial Services -- 4.1%
       86,900   Adesa, Inc.                                       1,920,490
      132,325   Aramark Corp., Class B                            3,534,401
       53,000   Arbitron, Inc.                                    2,111,520
       39,275   Corporate Executive Board Co.                     3,062,664
       94,850   Exponent, Inc.(a)                                 2,977,341
       72,400   FTI Consulting, Inc.(a)                           1,828,824
       20,400   Hewitt Associates, Inc., Class A(a)                 556,512
       33,400   Manpower, Inc.                                    1,482,626
       66,700   Moody's Corp.                                     3,407,036
       30,850   Pharmaceutical Product
                Development, Inc.                                 1,774,184
      112,300   Rent-A-Center, Inc.(a)                            2,168,513
       59,768   Viad Corp.                                        1,634,655
                                                             --------------
                                                                 26,458,766
                                                             --------------

                Computers -- 2.4%
       33,525   Apple Computer, Inc.(a)                           1,797,275
       52,200   Cognizant Technology Solutions
                Corp.(a)                                          2,431,998
      283,800   Hewlett-Packard Co.                               8,286,960
      680,600   Sun Microsystems, Inc.(a)                         2,667,952
                                                             --------------
                                                                 15,184,185
                                                             --------------

                Cosmetics & Personal Care -- 0.5%
       58,700   Procter & Gamble Co.                              3,490,302
                                                             --------------

                Distribution & Wholesale -- 0.5%
      232,750   BlueLinx Holdings, Inc.                           3,128,160
                                                             --------------

                Diversified Financial Services -- 5.7%
       32,725   Affiliated Managers Group(a)                      2,369,945
       97,800   American Express Co.                              5,617,632
        7,300   Chicago Mercantile Exchange
                Holdings, Inc.                                    2,462,290
      139,700   Citigroup, Inc.                                   6,359,144
       19,800   Franklin Resources, Inc.                          1,662,408
      195,600   JPMorgan Chase & Co.                              6,636,708
      129,900   Morgan Stanley                                    7,006,806
      115,350   Nuveen Investments, Class A                       4,543,636
                                                             --------------
                                                                 36,658,569
                                                             --------------

                Electric -- 2.1%
       26,116   Allete, Inc.                                      1,196,374
      175,725   MDU Resources Group, Inc.                         6,264,596
      137,550   NRG Energy, Inc.(a)                               5,859,630
                                                             --------------
                                                                 13,320,600
                                                             --------------

                Electrical Componenets & Equipment -- 0.7%
      106,800   Ametek, Inc.                                      4,589,196
                                                             --------------

                Electronics -- 0.9%
       62,200   Amphenol Corp., Class A                           2,509,148
      117,350   Avnet, Inc.(a)                                    2,869,208

--------------------------------------------------------------------------------
     IXIS U.S. DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Electronics - continued
       15,600   Waters Corp.(a)                              $      648,960
                                                             --------------
                                                                  6,027,316
                                                             --------------

                Engineering & Construction -- 0.6%
       72,250   Washington Group
                International, Inc.(a)                            3,893,553
                                                             --------------

                Entertainment -- 0.7%
       64,425   Penn National Gaming, Inc.(a)                     2,004,262
      126,325   Warner Music Group Corp.                          2,338,276
                                                             --------------
                                                                  4,342,538
                                                             --------------

                Environmental Control -- 0.1%
       43,900   Nalco Holding Co.(a)                                740,593
                                                             --------------

                Food -- 1.9%
      129,250   Dean Foods Co.(a)                                 5,022,655
       22,300   Nestle SA, Sponsored ADR                          1,634,590
       31,835   TreeHouse Foods, Inc.(a)                            855,725
       21,600   Whole Foods Market, Inc.                          2,904,120
       20,200   WM Wrigley Jr. Co.                                1,451,976
                                                             --------------
                                                                 11,869,066
                                                             --------------

                Gas -- 1.1%
      109,200   Oneok, Inc.                                       3,714,984
      108,425   UGI Corp.                                         3,052,164
                                                             --------------
                                                                  6,767,148
                                                             --------------

                Health Care - Products -- 4.4%
       54,900   Alcon, Inc.                                       7,020,612
      122,700   Baxter International, Inc.                        4,892,049
       16,450   Intuitive Surgical, Inc.(a)                       1,205,620
      106,800   Johnson & Johnson                                 6,758,304
       47,300   Medtronic, Inc.                                   2,536,226
       51,825   St. Jude Medical, Inc.(a)                         2,425,410
       39,100   Sybron Dental Specialties,
                Inc.(a)                                           1,625,778
       41,800   Varian Medical Systems, Inc.(a)                   1,651,518
                                                             --------------
                                                                 28,115,517
                                                             --------------

                Health Care - Services -- 3.6%
       53,950   Covance, Inc.(a)                                  2,589,061
       37,150   Coventry Health Care, Inc.(a)                     3,195,643
       55,000   Health Net, Inc.(a)                               2,602,600
       92,825   Humana, Inc.(a)                                   4,444,461
        9,300   Sierra Health Services, Inc.(a)                     640,491
       77,775   Triad Hospitals, Inc.(a)                          3,520,874
       50,100   UnitedHealth Group, Inc.                          2,815,620
       43,900   WellPoint, Inc.(a)                                3,328,498
                                                             --------------
                                                                 23,137,248
                                                             --------------

                Home Builders -- 0.3%
       42,750   Standard-Pacific Corp.                            1,774,553
                                                             --------------

                Household Products & Wares -- 1.0%
       63,725   Church & Dwight Co., Inc.                         2,354,002
       46,200   Fortune Brands, Inc.                              3,757,446
                                                             --------------
                                                                  6,111,448
                                                             --------------

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Insurance -- 2.3%
       40,200   Aflac, Inc.                                  $    1,821,060
      139,900   Assurant, Inc.                                    5,324,594
       22,300   MGIC Investment Corp.                             1,431,660
       93,375   Platinum Underwriters
                Holdings, Ltd.                                    2,790,979
       87,525   Protective Life Corp.                             3,604,279
                                                             --------------
                                                                 14,972,572
                                                             --------------

                Internet -- 0.9%
       11,100   Google, Inc., Class A(a)                          3,512,706
       68,200   Yahoo!, Inc.(a)                                   2,307,888
                                                             --------------
                                                                  5,820,594
                                                             --------------

                Iron & Steel -- 0.3%
       85,650   Chaparral Steel Co.(a)                            2,160,093
                                                             --------------

                Leisure Time -- 1.6%
      121,500   Carnival Corp.                                    6,072,570
       87,400   Harley-Davidson, Inc.                             4,233,656
                                                             --------------
                                                                 10,306,226
                                                             --------------

                Lodging -- 1.5%
       17,475   Choice Hotels International, Inc.                 1,129,584
      346,825   La Quinta Corp.(a)                                3,013,909
       31,750   Starwood Hotels & Resorts
                Worldwide, Inc.                                   1,815,148
       41,850   Station Casinos, Inc.                             2,777,166
       23,800   Wynn Resorts, Ltd.(a)                             1,074,570
                                                             --------------
                                                                  9,810,377
                                                             --------------

                Machinery - Diversified -- 1.5%
       79,275   Alamo Group, Inc.                                 1,571,231
       95,800   Albany International Corp.,
                Class A                                           3,532,146
      154,575   Wabtec Corp.                                      4,216,806
                                                             --------------
                                                                  9,320,183
                                                             --------------

                Machinery - Construction & Mining -- 0.3%
       28,800   Caterpillar, Inc.                                 1,692,000
                                                             --------------

                Manufacturing -- 0.4%
       50,450   Actuant Corp.                                     2,361,060
                                                             --------------

                Media -- 5.4%
      105,450   Citadel Broadcasting Corp.                        1,447,829
       55,900   Comcast Corp., Special Class A(a)                 1,608,802
      170,400   DIRECTV Group (The), Inc.(a)                      2,552,592
      665,000   Liberty Media Corp., Class A(a)                   5,353,250
       84,500   Scholastic Corp.(a)                               3,123,120
      407,800   Time Warner, Inc.                                 7,385,258
      155,200   Viacom, Inc., Class B                             5,123,152
      240,100   Walt Disney Co. (The)                             5,793,613
       53,150   XM Satellite Radio Holdings,
                Inc., Class A(a)                                  1,908,616
                                                             --------------
                                                                 34,296,232
                                                             --------------

                Metal Fabricate & Hardware -- 0.6%
       67,200   Precision Castparts Corp.                         3,568,320
                                                             --------------

--------------------------------------------------------------------------------
     IXIS U.S. DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Miscellaneous - Manufacturing -- 4.0%
       76,000   3M Co.                                       $    5,575,360
      239,500   General Electric Co.                              8,063,965
       65,500   Honeywell International, Inc.                     2,456,250
       13,400   ITT Industries, Inc.                              1,522,240
       44,000   Pall Corp.                                        1,210,000
      248,000   Tyco International, Ltd.                          6,906,800
                                                             --------------
                                                                 25,734,615
                                                             --------------

                Office & Business Equipment -- 0.7%
      319,900   Xerox Corp.(a)                                    4,366,635
                                                             --------------

                Office Furnishings -- 0.3%
      225,389   Interface, Inc., Class A(a)                       1,861,713
                                                             --------------

                Oil & Gas -- 4.2%
       19,700   ConocoPhillips                                    1,377,227
       55,525   Energy Partners, Ltd.(a)                          1,733,490
       33,450   EOG Resources, Inc.                               2,505,405
      100,000   Exxon Mobil Corp.                                 6,354,000
       49,600   Range Resources Corp.                             1,915,056
       59,700   Southwestern Energy Co.(a)                        4,381,980
       20,100   Sunoco, Inc.                                      1,571,820
       49,525   Todco, Class A                                    2,065,688
       43,200   Transocean, Inc.(a)                               2,648,592
       43,725   Ultra Petroleum Corp.(a)                          2,487,078
                                                             --------------
                                                                 27,040,336
                                                             --------------

                Oil & Gas Services -- 4.0%
       33,700   Baker Hughes, Inc.                                2,011,216
      144,075   FMC Technologies, Inc.(a)                         6,066,998
      108,525   Grant Prideco, Inc.(a)                            4,411,541
       45,000   Halliburton Co.                                   3,083,400
       26,500   National Oilwell Varco, Inc.(a)                   1,743,700
       31,200   Schlumberger, Ltd.                                2,632,656
       72,250   Universal Compression
                Holdings, Inc.(a)                                 2,873,382
       35,675   Weatherford International, Ltd.(a)                2,449,446
                                                             --------------
                                                                 25,272,339
                                                             --------------

                Pharmaceuticals -- 1.5%
       34,300   Abbott Laboratories                               1,454,320
       32,000   Caremark Rx, Inc.(a)                              1,597,760
       52,700   Idenix Pharmaceuticals, Inc.(a)                   1,322,770
       16,500   MGI Pharma, Inc.(a)                                 384,615
       57,650   Omnicare, Inc.                                    3,241,659
      127,000   Perrigo Co.                                       1,817,370
                                                             --------------
                                                                  9,818,494
                                                             --------------

                Pipelines -- 0.4%
       30,700   Questar Corp.                                     2,705,284
                                                             --------------

                Processing / Business Services -- 0.4%
       46,000   Express Scripts, Inc.(a)                          2,861,200
                                                             --------------

                Real Estate -- 1.2%
       63,025   CB Richard Ellis Group, Inc.,
                Class A(a)                                        3,100,830
      195,750   Trammell Crow Co.(a)                              4,831,110
                                                             --------------
                                                                  7,931,940
                                                             --------------

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                REITs - Financial Services -- 0.4%
       58,875   CBL & Associates Properties, Inc.            $    2,413,286
                                                             --------------

                REITs - Shopping Centers -- 0.6%
       79,850   Developers Diversified Realty
                Corp.                                             3,728,995
                                                             --------------

                Restaurants -- 1.5%
      237,800   McDonald's Corp.                                  7,963,922
       28,000   Yum! Brands, Inc.                                 1,355,480
                                                             --------------
                                                                  9,319,402

                Retail -- 5.6%
      145,350   Applebee's International, Inc.                    3,007,291
       56,975   BJ's Wholesale Club, Inc.(a)                      1,583,905
       64,250   Coldwater Creek, Inc.(a)                          1,620,385
       45,300   Costco Wholesale Corp.                            1,951,977
      214,300   Gap (The), Inc.                                   3,735,249
      139,000   Home Depot, Inc.                                  5,301,460
       58,800   Kohl's Corp.(a)                                   2,950,584
       80,900   Limited Brands, Inc.                              1,652,787
       10,100   MSC Industrial Direct Co., Inc.                     335,017
       48,175   Regis Corp.                                       1,821,979
      100,750   Staples, Inc.                                     2,147,990
       35,600   Starbucks Corp.(a)                                1,783,560
       59,275   Talbots, Inc.                                     1,773,508
      137,100   Wal-Mart Stores, Inc.                             6,007,722
                                                             --------------
                                                                 35,673,414
                                                             --------------

                Savings & Loans -- 0.9%
      147,700   Washington Mutual, Inc.                           5,792,794
                                                             --------------

                Semiconductors -- 4.0%
       71,900   Broadcom Corp., Class A(a)                        3,372,829
      111,650   Cypress Semiconductor Corp.(a)                    1,680,333
      241,500   Intel Corp.                                       5,952,975
       59,700   Marvell Technology Group,
                Ltd.(a)                                           2,752,767
       87,600   Microsemi Corp.(a)                                2,237,304
      607,950   ON Semiconductor Corp.(a)                         3,143,101
      143,900   Texas Instruments, Inc.                           4,878,210
       43,150   Varian Semiconductor Equipment
                Associates, Inc.(a)                               1,828,265
                                                             --------------
                                                                 25,845,784
                                                             --------------

                Software -- 4.5%
      107,750   Activision, Inc.(a)                               2,203,488
       76,325   Autodesk, Inc.                                    3,544,533
      132,100   Certegy, Inc.                                     5,286,642
       45,425   Cognos, Inc.(a)                                   1,768,395
      304,825   Compuware Corp.(a)                                2,895,837
       35,100   First Data Corp.                                  1,404,000
      226,800   Microsoft Corp.                                   5,835,564
       40,125   NAVTEQ Corp(a)                                    2,004,244
       60,200   Salesforce.Com, Inc.(a)                           1,391,824
      108,550   Sybase, Inc.(a)                                   2,542,241
                                                             --------------
                                                                 28,876,768
                                                             --------------

                Telecommunications -- 3.5%
       75,125   ADTRAN, Inc.                                      2,366,437
      139,975   Alamosa Holdings, Inc.(a)                         2,394,972
       75,650   American Tower Corp.(a)                           1,887,468
       82,200   Corning, Inc.(a)                                  1,588,926

--------------------------------------------------------------------------------
     IXIS U.S. DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Telecommunications - continued
       85,750   Harris Corp.                                 $    3,584,350
       94,275   Nextel Partners, Inc., Class A(a)                 2,366,303
       43,150   NII Holdings, Inc., Class B(a)                    3,644,017
       49,000   Telefonaktiebolaget LM
                Ericsson, Sponsored ADR                           1,805,160
      189,125   Valor Communications Group, Inc.                  2,577,774
                                                             --------------
                                                                 22,215,407
                                                             --------------

                Transportation -- 1.3%
      187,125   Laidlaw International, Inc.                       4,522,811
       54,500   Union Pacific Corp.                               3,907,650
                                                             --------------
                                                                  8,430,461
                                                             --------------
                Total Common Stocks
                (Identified Cost $519,034,891)                  628,557,233
                                                             --------------

Principal
  Amount
--------------------------------------------------------------------------------
Short-Term Investment -- 1.5%
$   9,776,323   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005
                at 1.75% to be repurchased at
                $9,777,749 on 10/03/2005,
                collateralized by $10,000,000
                U. S. Treasury Note, 4.00%,
                due 09/30/2007 valued at
                $9,975,000 (d)
                (Identified Cost $9,776,323)                      9,776,323
                                                             --------------
                Total Investments -- 99.8%
                (Identified Cost $528,811,214)(b)               638,333,556
                Other assets less liabilities -- 0.2%             1,190,677
                                                             --------------
                Total Net Assets -- 100%                     $  639,524,233
                                                             ==============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

     At September 30, 2005, the net unrealized appreciation on investments based on cost of $528,811,214 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     all investments in which there is an excess of
     value over tax cost.                                    $  117,937,627
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess of
     tax cost over value.                                        (8,415,285)
                                                             --------------
     Net unrealized appreciation                             $  109,522,342
                                                             ==============

     At December 31, 2004, the Fund had a capital loss carryover of approximately $224,285,919 of which $161,817,021 expires on December 31, 2009 and $62,468,898 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

     Pursuant to IRS Regulations, for the year ended December 31, 2004, the Fund has elected to defer $2,008 of foreign currency losses attributable to Post-October losses.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Portfolio, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Portfolio's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Portfolio's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Portfolio and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities.

--------------------------------------------------------------------------------
     IXIS U.S. DIVERSIFIED PORTFOLIO -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs Real Estate Investment Trusts

--------------------------------------------------------------------------------
                   IXIS VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Common Stocks -- 97.5% of Total Net Assets

                Aerospace & Defense -- 2.3%
        4,600   General Dynamics Corp.                       $      549,930
        7,400   Lockheed Martin Corp.                               451,696
       14,650   Northrop Grumman Corp.                              796,227
        8,900   Raytheon Co.                                        338,378
       14,825   United Technologies Corp.                           768,528
                                                             --------------
                                                                  2,904,759
                                                             --------------

                Agriculture -- 0.4%
       20,200   Archer-Daniels-Midland Co.                          498,132
                                                             --------------

                Apparel -- 0.1%
        5,300   Jones Apparel Group, Inc.                           151,050
                                                             --------------

                Auto Parts & Equipment -- 0.0%
        1,600   Lear Corp.                                           54,352
                                                             --------------

                Banks -- 5.1%
       27,275   Bank of America Corp.                             1,148,277
        8,200   First Bancorp Puerto Rico                           138,744
       10,400   Keycorp                                             335,400
       22,400   North Fork Bancorporation, Inc.                     571,200
        5,850   SunTrust Banks, Inc.                                406,283
       70,500   U.S. Bancorp                                      1,979,640
       15,000   Wachovia Corp.                                      713,850
       21,200   Wells Fargo & Co.                                 1,241,684
                                                             --------------
                                                                  6,535,078
                                                             --------------

                Beverages -- 4.1%
        4,500   Anheuser-Busch Cos., Inc.                           193,680
       46,000   Coca-Cola Co. (The)                               1,986,740
        8,800   Molson Coors Brewing Co.                            563,288
       65,000   Pepsi Bottling Group, Inc.                        1,855,750
       11,400   PepsiCo, Inc.                                       646,494
                                                             --------------
                                                                  5,245,952
                                                             --------------

                Biotechnology -- 0.3%
        5,300   Amgen, Inc.(a)                                      422,251
                                                             --------------

                Building Materials -- 1.2%
       15,300   Masco Corp.                                         469,404
        6,600   USG Corp.(a)                                        453,552
       11,600   York International Corp.                            650,412
                                                             --------------
                                                                  1,573,368
                                                             --------------

                Chemicals -- 0.6%
       15,425   Praxair, Inc.                                       739,320
                                                             --------------

                Coal -- 0.6%
        9,200   Peabody Energy Corp.                                776,020
                                                             --------------

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Commercial Services -- 2.3%
       23,050   Accenture, Ltd., Class A                     $      586,853
       13,125   Aramark Corp., Class B                              350,569
       94,800   Cendant Corp.                                     1,956,672
        8,800   MPS Group, Inc.(a)                                  103,840
                                                             --------------
                                                                  2,997,934
                                                             --------------

                Computers -- 2.9%
        5,000   Dell, Inc.(a)                                       171,000
       95,350   Hewlett-Packard Co.                               2,784,220
        7,900   Intergraph Corp.(a)                                 353,209
        4,700   International Business Machines Corp.               377,034
                                                             --------------
                                                                  3,685,463
                                                             --------------

                Distribution & Wholesale -- 0.1%
        8,100   Brightpoint, Inc.(a)                                155,034
                                                             --------------

                Diversified Financial Services -- 10.7%
       24,850   American Express Co.                              1,427,384
       19,125   CIT Group, Inc.                                     864,068
       50,683   Citigroup, Inc.                                   2,307,090
       13,800   Countrywide Financial Corp.                         455,124
        2,500   Goldman Sachs Group, Inc.                           303,950
       90,597   JPMorgan Chase & Co.                              3,073,956
        9,500   Lehman Brothers Holdings, Inc.                    1,106,560
       21,500   Merrill Lynch & Co., Inc.                         1,319,025
       51,150   Morgan Stanley                                    2,759,031
        2,100   SLM Corp.                                           112,644
                                                             --------------
                                                                 13,728,832
                                                             --------------

                Electric -- 4.4%
        9,625   Constellation Energy Group, Inc.                    592,900
       12,200   Dominion Resources, Inc.                          1,050,908
        6,100   Entergy Corp.                                       453,352
       21,075   Exelon Corp.                                      1,126,248
       10,625   NRG Energy, Inc.(a)                                 452,625
       28,200   PG&E Corp.                                        1,106,850
        3,700   TXU Corp.                                           417,656
       12,300   Wisconsin Energy Corp.                              491,016
                                                             --------------
                                                                  5,691,555
                                                             --------------

                Electronics -- 0.4%
       11,400   Amphenol Corp., Class A                             459,876
                                                             --------------

                Engineering & Construction -- 0.5%
       79,425   ABB, Ltd., Sponsored ADR(a)                         584,568
                                                             --------------

                Food -- 0.9%
       24,400   Kroger Co. (The)(a)                                 502,396
        4,400   Supervalu, Inc.                                     136,928
       27,200   Tyson Foods, Inc., Class A                          490,960
                                                             --------------
                                                                  1,130,284
                                                             --------------

                Gas -- 0.1%
        2,400   UGI Corp.                                            67,560
                                                             --------------

--------------------------------------------------------------------------------
             IXIS VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Health Care - Capital Equipment -- 0.1%
        3,400   Applera Corp. - Applied
                Biosystems Group                             $       79,016
                                                             --------------

                Health Care - Products -- 4.1%
       67,000   Baxter International, Inc.                        2,671,290
        8,000   Becton Dickinson & Co.                              419,440
       21,100   Boston Scientific Corp.(a)                          493,107
        3,000   Conmed Corp.(a)                                      83,640
       11,000   Cooper Cos. (The), Inc.                             842,710
       10,700   Johnson & Johnson                                   677,096
                                                             --------------
                                                                  5,187,283
                                                             --------------

                Health Care - Services -- 2.1%
        3,300   Aetna, Inc.                                         284,262
        1,800   Coventry Health Care, Inc.(a)                       154,836
        4,500   Genesis Healthcare Corp.(a)                         181,440
       11,500   Laboratory Corp. of America
                Holdings(a)                                         560,165
       10,500   Quest Diagnostics                                   530,670
        9,100   Triad Hospitals, Inc.(a)                            411,957
       10,600   UnitedHealth Group, Inc.                            595,720
                                                             --------------
                                                                  2,719,050
                                                             --------------

                Home Builders -- 0.3%
       13,400   WCI Communities, Inc.(a)                            380,158
                                                             --------------

                Insurance -- 4.1%
       21,425   Allstate Corp. (The)                              1,184,588
       14,075   American International Group, Inc.                  872,087
          140   Berkshire Hathaway, Inc., Class B(a)                382,340
       14,100   Genworth Financial, Inc., Class A                   454,584
       19,650   HCC Insurance Holdings, Inc.                        560,615
        9,100   Hilb, Rogal & Hobbs Co.                             339,612
        2,500   LandAmerica Financial Group, Inc.                   161,625
        2,400   Loews Corp.                                         221,784
        1,900   Metlife, Inc.                                        94,677
        3,000   Old Republic International Corp.                     80,010
        4,600   Principal Financial Group                           217,902
        9,450   Prudential Financial, Inc.                          638,442
                                                             --------------
                                                                  5,208,266
                                                             --------------

                Internet -- 0.2%
        9,500   Internet Security Systems(a)                        228,095
                                                             --------------

                Leisure Time -- 0.8%
       20,000   Carnival Corp.                                      999,600
                                                             --------------

                Lodging -- 0.2%
        7,800   La Quinta Corp.(a)                                   67,782
        2,000   Marriott International, Inc.,
                Class A                                             126,000
                                                             --------------
                                                                    193,782
                                                             --------------

                Media -- 7.0%
       60,000   Cablevision Systems Corp.,
                Class A(a)                                        1,840,200
       42,675   DIRECTV Group (The), Inc.(a)                        639,272
       12,000   Liberty Global, Inc.(a)                             309,000
       12,000   Liberty Global, Inc., Class A(a)                    324,960
      200,000   Liberty Media Corp., Class A(a)                   1,610,000
       12,600   McGraw-Hill Cos. (The), Inc.                        605,304
       44,350   News Corp., Inc., Class A                           691,416

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Media - continued
      162,425   Time Warner, Inc.                            $    2,941,517
                                                             --------------
                                                                  8,961,669
                                                             --------------

                Metal Fabricate & Hardware -- 0.1%
        2,900   Commercial Metals Co.                                97,846
                                                             --------------

                Miscellaneous - Manufacturing -- 2.8%
       31,800   General Electric Co.                              1,070,706
       21,000   Honeywell International, Inc.                       787,500
       62,925   Tyco International, Ltd.                          1,752,461
                                                             --------------
                                                                  3,610,667
                                                             --------------

                Oil & Gas -- 7.9%
        1,200   Anadarko Petroleum Corp.                            114,900
        8,400   BP PLC, Sponsored ADR                               595,140
        9,600   ChevronTexaco Corp.                                 621,408
       31,575   ConocoPhillips                                    2,207,408
        2,800   Devon Energy Corp.                                  192,192
       70,050   Exxon Mobil Corp.                                 4,450,977
       17,625   GlobalSantaFe Corp.                                 804,053
        1,400   Helmerich and Payne, Inc.                            84,546
        2,300   Houston Exploration Co.(a)                          154,675
        4,200   Southwestern Energy Co.(a)                          308,280
        4,600   Valero Energy Corp.                                 520,076
                                                             --------------
                                                                 10,053,655
                                                             --------------

                Oil & Gas Services -- 2.3%
       22,950   Halliburton Co.                                   1,572,534
        5,500   Oil States International,
                Inc.(a)                                             199,705
       13,800   Smith International, Inc.                           459,678
       16,700   Universal Compression Holdings,
                Inc.(a)                                             664,159
                                                             --------------
                                                                  2,896,076
                                                             --------------

                Pharmaceuticals -- 2.9%
       24,100   Abbott Laboratories                               1,021,840
        6,200   AmerisourceBergen Corp.                             479,260
        3,100   Cardinal Health, Inc.                               196,664
       17,900   Merck & Co., Inc.                                   487,059
       62,317   Pfizer, Inc.                                      1,556,055
                                                             --------------
                                                                  3,740,878
                                                             --------------

                Pipelines -- 0.1%
        1,800   Questar Corp.                                       158,616
                                                             --------------

                REITs - Health Care -- 0.4%
       19,100   Health Care Property Investors, Inc.                515,509
                                                             --------------

                REITs - Mortgage -- 0.4%
       12,000   American Home Mortgage
                Investment Corp.                                    363,600
        3,900   Arbor Realty Trust, Inc.                            109,590
        2,700   Criimi Mae, Inc.(a)                                  46,467
                                                             --------------
                                                                    519,657
                                                             --------------

                REITs - Regional Malls -- 0.4%
        6,750   Simon Property Group, Inc.                          500,310
                                                             --------------

--------------------------------------------------------------------------------
             IXIS VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Restaurants -- 4.0%
       96,400   McDonald's Corp.                             $    3,228,436
       40,000   Yum! Brands, Inc.                                 1,936,400
                                                             --------------
                                                                  5,164,836
                                                             --------------

                Retail -- 7.2%
       35,000   Costco Wholesale Corp.                            1,508,150
       11,600   CVS Corp.                                           336,516
       14,725   Federated Department Stores                         984,661
       70,000   Gap (The), Inc.                                   1,220,100
       14,200   Home Depot, Inc.                                    541,588
        8,900   JC Penney Co., Inc.                                 422,038
        9,900   Kohl's Corp.(a)                                     496,782
        6,900   Lowe's Cos, Inc.                                    444,360
       16,450   Office Depot, Inc.(a)                               488,565
        8,000   Regis Corp.                                         302,560
       52,000   Tiffany & Co.                                     2,068,040
       10,200   Wal-Mart Stores, Inc.                               446,964
                                                             --------------
                                                                  9,260,324
                                                             --------------

                Savings & Loans -- 3.5%
        5,300   Firstfed Financial Corp.(a)                         285,193
       24,000   People's Bank                                       695,520
       80,000   Sovereign Bancorp, Inc.                           1,763,200
       45,000   Washington Mutual, Inc.                           1,764,900
                                                             --------------
                                                                  4,508,813
                                                             --------------

                Semiconductors -- 1.9%
       26,415   Freescale Semiconductor, Inc.,
                Class B(a)                                          622,866
       55,600   Intel Corp.                                       1,370,540
       13,500   Texas Instruments, Inc.                             457,650
                                                             --------------
                                                                  2,451,056
                                                             --------------

                Software -- 1.8%
       12,000   Compuware Corp.(a)                                  114,000
       10,575   First Data Corp.                                    423,000
        6,500   Intuit, Inc.(a)                                     291,265
       44,800   Microsoft Corp.                                   1,152,704
       30,700   Oracle Corp.(a)                                     380,373
                                                             --------------
                                                                  2,361,342
                                                             --------------

                Telecommunications -- 3.7%
       49,850   Avaya, Inc.(a)                                      513,455
       32,400   BellSouth Corp.                                     852,120
       12,050   CenturyTel, Inc.                                    421,509
       33,000   Cisco Systems, Inc.(a)                              591,690
       36,400   Motorola, Inc.                                      804,076
       36,300   Nokia OYJ, Sponsored ADR                            613,833
       34,500   SBC Communications, Inc.                            826,965
        1,700   United States Cellular Corp.(a)                      90,814
                                                             --------------
                                                                  4,714,462
                                                             --------------

                Tobacco -- 0.9%
       15,600   Altria Group, Inc.                                1,149,876
                                                             --------------

                Toys, Games & Hobbies -- 0.0%
        3,500   Jakks Pacific, Inc.(a)                               56,805
                                                             --------------

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Transportation -- 1.3%
       16,600   Burlington Northern Santa Fe
                Corp.                                        $      992,680
       11,100   Norfolk Southern Corp.                              450,216
        4,400   Overseas Shipholding Group                          256,652
                                                             --------------
                                                                  1,699,548
                                                             --------------
                Total Common Stocks
                (Identified Cost $100,296,955)                  124,818,583
                                                             --------------

Principal
  Amount
--------------------------------------------------------------------------------
Short-Term Investment -- 2.6%
$   3,349,916   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005 at
                1.75%  to be repurchased at
                $3,350,405 on 10/03/2005,
                collateralized by $3,430,000
                U.S. Treasury Note, 4.00%, due
                09/30/2007 valued at $3,421,425(d)
                (Identified Cost $3,349,916)                      3,349,916
                                                             --------------

                Total Investments -- 100.1%
                (Identified Cost $103,646,871)(b)               128,168,499
                Other assets less liabilities -- (0.1%)            (208,471)
                                                             --------------
                Total Net Assets -- 100%                     $  127,960,028
                                                             ==============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadvisers, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)  Non-income producing security.

--------------------------------------------------------------------------------
             IXIS VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

      At September 30, 2005, the net unrealized appreciation on investments based on cost of $103,646,871 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for
      all investments in which there is an excess of
      value over tax cost.                                    $   26,267,054
      Aggregate gross unrealized depreciation for
      all investments in which there is an excess of
      tax cost over value.                                        (1,745,426)
                                                              --------------
      Net unrealized appreciation                             $   24,521,628
                                                              ==============

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

ADR An American Depositary Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The values of ADRs are significantly influenced by trading on exchanges not located in the United States.

REITs Real Estate Investment Trusts

--------------------------------------------------------------------------------
         VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Common Stocks -- 97.6% of Total Net Assets

                Aerospace & Defense -- 7.0%
       34,425   Alliant Techsystems, Inc.(a)                 $    2,569,827
       55,100   DRS Technologies, Inc.                            2,719,736
       37,225   Esterline Technologies Corp.(a)                   1,410,455
       28,612   Moog, Inc., Class A(a)                              844,626
                                                             --------------
                                                                  7,544,644
                                                             --------------

                Banks -- 7.9%
       18,775   City Holding Co.                                    671,394
       45,926   MB Financial, Inc.                                1,790,195
       67,325   Provident Bankshares Corp.                        2,341,564
      138,240   Republic Bancorp, Inc.                            1,954,714
       94,075   UCBH Holdings, Inc.                               1,723,454
                                                             --------------
                                                                  8,481,321
                                                             --------------

                Building Materials -- 2.8%
      136,225   U.S. Concrete, Inc.(a)                            1,050,295
       36,000   York International Corp.                          2,018,520
                                                             --------------
                                                                  3,068,815
                                                             --------------

                Commercial Services -- 8.4%
       34,300   Consolidated Graphics, Inc.(a)                    1,476,615
       59,100   Dollar Thrifty Automotive
                Group, Inc.(a)                                    1,989,897
       64,050   McGrath Rentcorp                                  1,814,536
       29,900   Monro Muffler, Inc.(a)                              785,473
       11,925   Strayer Education, Inc.                           1,127,151
       80,850   Team, Inc.(a)                                     1,819,125
                                                             --------------
                                                                  9,012,797
                                                             --------------

                Computer Services -- 0.5%
       68,725   Tyler Technologies, Inc.(a)                         569,043
                                                             --------------

                Computers & Peripherals -- 0.7%
       42,350   Synaptics, Inc.(a)                                  796,180
                                                             --------------

                Distribution & Wholesale -- 2.0%
       39,800   Watsco, Inc.                                      2,113,778
                                                             --------------

                Diversified Financial Services -- 3.9%
       30,850   Financial Federal Corp.                           1,227,830
       92,750   Raymond James Financial, Inc.                     2,979,130
                                                             --------------
                                                                  4,206,960
                                                             --------------

                Electric -- 2.2%
       97,225   Westar Energy, Inc.                               2,346,039
                                                             --------------

                Electrical Componenets & Equipment -- 0.4%
       10,875   MTS Systems Corp.                                   410,749
                                                             --------------

                Engineering & Construction -- 0.3%
       15,800   Dycom Industries, Inc.(a)                           319,476
                                                             --------------

                Food -- 1.3%
       70,600   Corn Products International, Inc.                 1,424,002
                                                             --------------

                Health Care - Products -- 1.8%
       47,150   Invacare Corp.                                    1,964,740
                                                             --------------

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Health Care - Services -- 5.1%
       68,162   Healthcare Services Group, Inc.              $    1,312,119
       31,150   Pediatrix Medical Group, Inc.(a)                  2,392,943
       40,350   Triad Hospitals, Inc.(a)                          1,826,644
                                                             --------------
                                                                  5,531,706
                                                             --------------

                Insurance -- 5.3%
      121,437   HCC Insurance Holdings, Inc.                      3,464,598
       59,125   Hilb, Rogal & Hobbs Co.                           2,206,545
                                                             --------------
                                                                  5,671,143
                                                             --------------

                Internet -- 1.4%
        7,325   F5 Networks, Inc.(a)                                319,212
       76,650   Vignette Corp.(a)                                 1,219,501
                                                             --------------
                                                                  1,538,713
                                                             --------------

                Investment Companies -- 2.9%
       32,475   iShares Russell 2000 Value
                Index Fund                                        2,141,076
       58,725   MCG Capital Corp.                                   990,691
                                                             --------------
                                                                  3,131,767
                                                             --------------

                Iron & Steel -- 1.2%
       56,437   Gibraltar Industries, Inc.                        1,290,714
                                                             --------------

                Leisure Time -- 1.2%
      113,200   K2, Inc.(a)                                       1,290,480
                                                             --------------

                Machinery - Diversified -- 3.8%
       56,575   Briggs & Stratton Corp.                           1,956,929
       54,775   Nordson Corp.                                     2,083,093
                                                             --------------
                                                                  4,040,022
                                                             --------------

                Mining -- 0.3%
       12,325   Century Aluminum Co.(a)                             277,066
                                                             --------------

                Miscellaneous - Manufacturing -- 1.9%
      253,000   Jacuzzi Brands, Inc.(a)                           2,039,180
                                                             --------------

                Oil & Gas -- 5.6%
       34,900   Comstock Resources, Inc.(a)                       1,145,069
       25,400   GMX Resources, Inc.(a)                              667,258
       57,975   Petrohawk Energy Corp.(a)                           835,420
       20,475   Southwestern Energy Co.(a)                        1,502,865
       42,500   Whiting Petroleum Corp.(a)                        1,863,200
                                                             --------------
                                                                  6,013,812
                                                             --------------

                Oil & Gas Services -- 5.0%
       69,075   Oil States International,
                Inc.(a)                                           2,508,113
       72,250   Universal Compression Holdings, Inc.(a)           2,873,383
                                                             --------------
                                                                  5,381,496
                                                             --------------

                Pipelines -- 1.9%
       52,850   Equitable Resources, Inc.                         2,064,321
                                                             --------------

                Real Estate -- 1.1%
       23,325   CB Richard Ellis Group, Inc.,
                Class A(a)                                        1,147,590
                                                             --------------

--------------------------------------------------------------------------------
   VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                REITs - Health Care -- 1.8%
       48,850   Healthcare Realty Trust, Inc.                $    1,960,839
                                                             --------------

                REITs - Hotels -- 2.6%
      150,550   Ashford Hospitality Trust, Inc.                   1,619,918
      111,525   Highland Hospitality Corp.                        1,144,246
                                                             --------------
                                                                  2,764,164
                                                             --------------

                REITs - Mortgage -- 1.0%
       22,250   Redwood Trust, Inc.                               1,081,573
                                                             --------------

                Retail -- 5.7%
       49,175   Regis Corp.                                       1,859,798
      119,450   Triarc Cos., Inc., Class B                        1,824,001
       54,700   United Auto Group, Inc.                           1,807,288
       24,675   Zale Corp.(a)                                       670,667
                                                             --------------
                                                                  6,161,754
                                                             --------------

                Semiconductors -- 1.7%
       60,325   ATMI, Inc.(a)                                     1,870,075
                                                             --------------

                Software -- 1.4%
       56,750   Reynolds & Reynolds Co. (The),
                Class A                                           1,555,518
                                                             --------------

                Telecommunications -- 0.6%
       12,650   Netgear, Inc. (a)                                   303,944
       62,450   Sonus Networks, Inc. (a)                            362,210
                                                             --------------
                                                                    666,154
                                                             --------------

                Transportation -- 5.2%
       86,625   Arlington Tankers, Ltd.                           2,029,624
       81,650   Genesee & Wyoming, Inc., Class A(a)               2,588,305
       23,675   Landstar System, Inc.(a)                            947,710
                                                             --------------
                                                                  5,565,639
                                                             --------------

                Trucking & Leasing -- 1.7%
       31,635   AMERCO, Inc.(a)                                   1,840,841
                                                             --------------
                Total Common Stocks
                (Identified Cost $89,817,456)                   105,143,111
                                                             --------------

Principal
  Amount
--------------------------------------------------------------------------------
Short-Term Investment -- 4.1%
$   4,442,126   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005 at
                1.750% to be repurchased at
                $4,442,774 on 10/03/2005,
                collateralized by $4,545,000
                U.S. Treasury Note, 4.000% due
                9/30/2007 valued at $4,533,638(d)
                (Identified Cost $4,442,126)                      4,442,126
                                                             --------------
                Total Investments -- 101.7%
                (Identified Cost $94,259,582)(b)                109,585,237

                Other assets less liabilities -- (1.7%)          (1,781,965)
                                                             --------------
                Total Net Assets -- 100%                     $  107,803,272
                                                             ==============

--------------------------------------------------------------------------------
   VAUGHAN NELSON SMALL CAP VALUE FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Security transactions are accounted for on trade date.

(a)   Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

      At September 30, 2005, the net unrealized appreciation on investments based on cost of $94,259,582 for federal income tax purposes was as follows:

      Aggregate gross unrealized appreciation for all
      investments in which there is an excess of value
      over tax cost.                                          $   16,633,415
      Aggregate gross unrealized depreciation for all
      investments in which there is an excess of tax
      cost over value.                                            (1,307,760)
                                                              --------------
      Net unrealized appreciation                             $   15,325,655
                                                              ===============

      At December 31, 2004, the Fund had a capital loss carryover of approximately $42,306,805 of which $15,016,855 expires on December 31, 2009 and $27,289,950 expires on December 31, 2010. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

--------------------------------------------------------------------------------
             WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
Common Stocks -- 99.4% of Total Net Assets

                Aerospace & Defense -- 3.3%
       26,400   Boeing Co. (The)                             $    1,793,880
        8,300   Teledyne Technologies, Inc.(a)                      286,101
                                                             --------------
                                                                  2,079,981
                                                             --------------

                Apparel Retailers -- 0.8%
       15,200   Timberland Co.(a)                                   513,456
                                                             --------------

                Beverages -- 1.0%
       14,500   Anheuser-Busch Cos., Inc.                           624,080
                                                             --------------

                Biotechnology -- 3.0%
       24,000   Amgen, Inc.(a)                                    1,912,080
                                                             --------------

                Commercial Services -- 0.8%
       24,300   Cendant Corp.                                       501,552
                                                             --------------

                Computers -- 4.6%
       36,200   Dell, Inc.(a)                                     1,238,040
        6,900   DST Systems, Inc.(a)                                378,327
       16,300   International Business Machines
                Corp.                                             1,307,586
                                                             --------------
                                                                  2,923,953
                                                             --------------

                Cosmetics & Personal Care -- 2.4%
       20,100   Kimberly-Clark Corp.                              1,196,553
        5,500   Procter & Gamble Co.                                327,030
                                                             --------------
                                                                  1,523,583
                                                             --------------

                Diversified Financial Services -- 5.4%
       31,200   American Express Co.                              1,792,128
       14,000   Countrywide Financial Corp.                         461,720
        5,500   Franklin Resources, Inc.                            461,780
       13,600   Morgan Stanley                                      733,584
                                                             --------------
                                                                  3,449,212
                                                             --------------

                Electrical Componenets & Equipment -- 1.8%
       19,700   Energizer Holdings, Inc.(a)                       1,116,990
                                                             --------------

                Food -- 0.5%
        6,100   Hershey Co. (The)                                   343,491
                                                             --------------

                Health Care - Capital Equipment -- 0.8%
       21,300   Applera Corp. - Applied
                Biosystems Group                                    495,012
                                                             --------------

                Health Care - Products -- 7.9%
       23,900   Becton Dickinson & Co.                            1,253,077
       38,700   Boston Scientific Corp.(a)                          904,419
       44,800   Johnson & Johnson                                 2,834,944
                                                             --------------
                                                                  4,992,440
                                                             --------------

                Health Care - Services -- 6.6%
       18,100   Aetna, Inc.                                       1,559,134
       17,000   Coventry Health Care, Inc.(a)                     1,462,340
       20,800   UnitedHealth Group, Inc.                          1,168,960
                                                             --------------
                                                                  4,190,434
                                                             --------------

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Home Builders -- 2.8%
        1,400   NVR, Inc.(a)                                 $    1,238,930
        3,600   William Lyon Homes, Inc.(a)                         558,720
                                                             --------------
                                                                  1,797,650
                                                             --------------

                Insurance -- 4.1%
        8,000   Aflac, Inc.                                         362,400
       12,200   Genworth Financial, Inc., Class A                   393,328
        6,900   MBIA, Inc.                                          418,278
        2,800   Progressive Corp (The)                              293,356
       10,700   Prudential Financial, Inc.                          722,892
       10,650   W.R. Berkley Corp.                                  420,462
                                                             --------------
                                                                  2,610,716
                                                             --------------

                Internet -- 0.8%
       12,000   j2 Global Communications,
                Inc.(a)                                             485,040
                                                             --------------

                Lodging -- 0.7%
        6,700   Marriott International, Inc.,
                Class A                                             422,100
                                                             --------------

                Miscellaneous - Manufacturing -- 2.8%
       52,800   General Electric Co.                              1,777,776
                                                             --------------

                Oil & Gas -- 8.5%
        6,300   EOG Resources, Inc.                                 471,870
        8,500   Giant Industries, Inc.(a)                           497,590
       23,700   KCS Energy, Inc.(a)                                 652,461
       26,800   Oil States International,
                Inc.(a)                                             973,108
       22,200   Southwestern Energy Co.(a)                        1,629,480
       14,800   Sunoco, Inc.                                      1,157,360
                                                             --------------
                                                                  5,381,869
                                                             --------------

                Oil & Gas Services -- 2.0%
       22,600   Lone Star Technologies(a)                         1,256,334
                                                             --------------

                Pharmaceuticals -- 6.7%
       11,300   AmerisourceBergen Corp.                             873,490
       24,300   Cardinal Health, Inc.                             1,541,592
       10,300   Medco Health Solutions, Inc.(a)                     564,749
       46,800   Merck & Co., Inc.                                 1,273,428
                                                             --------------
                                                                  4,253,259
                                                             --------------

                REITs - Mortgage -- 0.8%
       16,400   American Home Mortgage
                Investment Corp.                                    496,920
                                                             --------------

                Restaurants -- 0.4%
        9,100   Darden Restaurants, Inc.                            276,367
                                                             --------------

                Retail -- 7.9%
       41,400   American Eagle Outfitters                           974,142
        6,200   Autozone, Inc.(a)                                   516,150
       30,000   Best Buy Co., Inc.                                1,305,900
       39,550   Home Depot, Inc.                                  1,508,437
       14,500   JC Penney Co., Inc.                                 687,590
                                                             --------------
                                                                  4,992,219
                                                             --------------

--------------------------------------------------------------------------------
       WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

 Shares         Description                                  Value (+)(c)
--------------------------------------------------------------------------------
                Savings & Loans -- 0.7%
        7,200   Golden West Financial Corp.                  $      427,608
                                                             --------------

                Semiconductors -- 7.8%
       37,800   Applied Materials, Inc.                             641,088
       98,100   Intel Corp.                                       2,418,165
       55,700   Texas Instruments, Inc.                           1,888,230
                                                             --------------
                                                                  4,947,483
                                                             --------------

                Software -- 9.8%
       29,700   BEA Systems, Inc.(a)                                266,706
       20,700   IMS Health, Inc.                                    521,019
        4,400   Intuit, Inc.(a)                                     197,164
      140,900   Microsoft Corp.                                   3,625,357
      131,700   Oracle Corp.(a)                                   1,631,763
                                                             --------------
                                                                  6,242,009
                                                             --------------

                Telecommunications -- 3.7%
      107,900   Cisco Systems, Inc.(a)                            1,934,647
        5,100   NII Holdings, Inc., Class B(a)                      430,695
                                                             --------------
                                                                  2,365,342
                                                             --------------

                Tobacco -- 1.0%
        9,000   Altria Group, Inc.                                  663,390
                                                             --------------
                Total Common Stocks
                (Identified Cost $61,559,663)                    63,062,346
                                                             --------------

Principal
  Amount
--------------------------------------------------------------------------------
Short-Term Investment -- 1.0%
$     656,690   Tri-Party Repurchase Agreement
                with Fixed Income Clearing
                Corporation, dated 9/30/2005 to
                be repurchased at $656,786 on
                10/03/2005, collateralized by
                $675,000 U.S. Treasury Note,
                4.00%, due 09/30/2007 valued at
                $673,313 (d)
                (Identified Cost $656,690)                          656,690
                                                             --------------
                Total Investments -- 100.4%
                (Identified Cost $62,216,353)(b)                 63,719,036
                Other assets less liabilities -- (0.4%)            (234,363)
                                                             --------------
                Total Net Assets -- 100%                     $   63,484,673
                                                             ==============

(+) Equity securities for which market quotations are readily available are valued at market price on the basis of valuations furnished to the Fund by a pricing service which has been authorized by the Board of Trustees. The pricing service provides the last reported sale price for securities listed on an applicable securities exchange or, if no sale was reported and in the case of over-the-counter securities not so listed, the last reported bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished by a pricing service authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's investment adviser and subadviser, pursuant to the procedures approved by the Board of Trustees. Securitiy transactions are accounted for on the trade date.

(a)  Non-income producing security.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales):

     At September 30, 2005, the net unrealized appreciation on investments based on cost of $62,216,353 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for
     All investments in which there is an excess
     of value over tax cost.                                 $    6,738,525
     Aggregate gross unrealized depreciation for
     all investments in which there is an excess
     of tax cost over value.                                     (5,235,842)
                                                             --------------
     Net unrealized appreciation                             $    1,502,683
                                                             ==============

     At December 31, 2004, the Fund had a capital loss carryover of approximately $53,439,207 of which $22,458,247 expires on December 31, 2009, $26,883,047 expires on December 31, 2010 and $4,097,913 expires on
     December 31, 2011. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) The books and records of the fund are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S dollars based upon foreign exchange rates prevailing at the end of the period.

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The Fund's investment adviser is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the

--------------------------------------------------------------------------------
       WESTPEAK CAPITAL GROWTH FUND -- SCHEDULE OF INVESTMENTS (continued)
--------------------------------------------------------------------------------

Investments as of September 30, 2005 (Unaudited)

      counterparty including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

REITs Real Estate Investment Trusts

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.
(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended (the "Act") filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                               IXIS Advisor Funds Trust I

                               By: /s/ John T. Hailer
                                   ------------------
                               Name:    John T. Hailer
                               Title:   President and Chief Executive Officer
                               Date:    November 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                               By: /s/ John T. Hailer
                                   ------------------
                               Name:    John T. Hailer
                               Title:   President and Chief Executive Officer
                               Date:    November 28, 2005


                               By:/s/ Michael C. Kardok
                                  ---------------------
                               Name:    Michael C. Kardok
                               Title:   Treasurer
                               Date:    November 28, 2005